UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2007
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Empyrean Capital Partners, LP
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Address:   10250 Constellation Boulevard
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           Suite 2950
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           Los Angeles, California  90067
           --------------------------------------------------

Form 13F File Number:      028-11141
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Tony Hynes
           --------------------------------------------------
Title:     Chief Financial Officer
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Phone:     310-843-3060
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Tony Hynes             Los Angeles, California         11/14/07
       ------------------------   ------------------------------  ----------



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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




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Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        38
                                               -------------

Form 13F Information Table Value Total:        $642,345
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.    NONE


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                                                FORM 13F INFORMATION TABLE
       COLUMN 1                 COLUMN 2        COLUMN 3   COLUMN 4         COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8

                                                            VALUE    SHRS OR   SH/  PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS      CUSIP     (x$1000)  PRN AMT   PRN  CALL DISCRETION  MANAGERS    SOLE   SHARED  NONE

AMERICAN FINL RLTY TR        NOTE 4.375% 7/1   02607P AB 3   19232   20500000  PRN         SOLE                20500000    0      0
AMERICREDIT CORP             NOTE 0.750% 9/1   03060R AP 6    4246    5000000  PRN         SOLE                 5000000    0      0
AMGEN INC                    NOTE 0.125% 2/0   031162 AN 0    9316   10000000  PRN         SOLE                10000000    0      0
APEX SILVER MINES LTD        NOTE 2.875% 3/1   03760X AB 7   22919   25500000  PRN         SOLE                25500000    0      0
APPLE INC                    PUT               037833 95 0     405       1000  SH   PUT    SOLE                    1000    0      0
APPLERA CORP                 COM AP BIO GRP    038020 10 3   40702    1175000  SH          SOLE                 1175000    0      0
ASSURANT INC                 COM               04621X 10 8   41463     775000  SH          SOLE                  775000    0      0
BANKUNITED FINL CORP         NOTE 3.125% 3/0   06652B AE 3    2835    3550000  PRN         SOLE                 3550000    0      0
BCE INC                      COM NEW           05534B 76 0   11259     280000  SH          SOLE                  280000    0      0
BLOCK H & R INC              COM               093671 10 5   30940    1460800  SH          SOLE                 1460800    0      0
CITADEL BROADCASTING CORP    NOTE 1.875% 2/1   17285T AB 2   16966   20019000  PRN         SOLE                20019000    0      0
COVIDIEN LTD                 COM               G2552X 10 8   43575    1050000  SH          SOLE                 1050000    0      0
DIRECTV GROUP INC            COM               25459L 10 6    7284     300000  SH          SOLE                  300000    0      0
DST SYS INC DEL              COM               233326 10 7    3003      35000  SH          SOLE                   35000    0      0
ERP OPER LTD PARTNERSHIP     NOTE 3.850% 8/1   26884A AV 5    6416    6500000  PRN         SOLE                 6500000    0      0
EXELON CORP                  COM               30161N 10 1   16956     225000  SH          SOLE                  225000    0      0
FIRST ADVANTAGE CORP         CL A              31845F 10 0    9277     525000  SH          SOLE                  525000    0      0
GATEWAY INC                  NOTE 1.500%12/3   367626 AB 4   19713   20000000  PRN         SOLE                20000000    0      0
GENERAL MTRS CORP            DEB SR CV C 33    370442 71 7   13446     550000  PRN         SOLE                  550000    0      0
HANOVER INS GROUP INC        COM               410867 10 5   13871     313900  SH          SOLE                  313900    0      0
HARRAHS ENTMT INC            COM               413619 10 7   10866     125000  SH          SOLE                  125000    0      0
HOSPITALITY PPTYS TR         NOTE 3.800% 3/1   44106M AK 8    9571   10000000  PRN         SOLE                10000000    0      0
INCYTE CORP                  NOTE 3.500% 2/1   45337C AE 2    7518    8250000  PRN         SOLE                 8250000    0      0
INCYTE CORP                  NOTE 3.500% 2/1   45337C AF 9    1383    1500000  PRN         SOLE                 1500000    0      0
LIBERTY MEDIA HLDG CORP      CAP COM SER A     53071M 30 2   18725     150000  SH          SOLE                  150000    0      0
MAXIM INTEGRATED PRODS INC   COM               57772K 10 1   15233     519000  SH          SOLE                  519000    0      0
MEDTRONIC INC                NOTE 1.500% 4/1   585055 AL 0   12745   11500000  PRN         SOLE                11500000    0      0
NCR CORP NEW                 COM               62886E 10 8   23326     468400  SH          SOLE                  468400    0      0
NRG ENERGY INC               COM NEW           629377 50 8   28539     674830  SH          SOLE                  674830    0      0
PEOPLES UNITED FINANCIAL INC COM               712704 10 5   84058    4864483  SH          SOLE                 4864483    0      0
PHARMACEUTICAL RES INC       NOTE 2.875% 9/3   717125 AC 2   16790   18250000  PRN         SOLE                18250000    0      0
PIER 1 IMPORTS INC           NOTE 6.375% 2/1   720279 AH 1     808    1000000  PRN         SOLE                 1000000    0      0
QUALCOMM INC                 COM               747525 10 3   29582     700000  SH          SOLE                  700000    0      0
QUICKSILVER RESOURCES INC    DBCV 1.875%11/0   74837R AB 0   11250    6750000  PRN         SOLE                 6750000    0      0
RESEARCH IN MOTION LTD       PUT               760975 95 2     358       1000  SH   PUT    SOLE                    1000    0      0
SEPRACOR INC                 NOTE 10/1         817315 AW 4   26721   30000000  PRN         SOLE                30000000    0      0
SONIC AUTOMOTIVE INC         NOTE 4.250%11/3   83545G AK 8    6945    6000000  PRN         SOLE                 6000000    0      0
TXU CORP                     COM               873168 10 8    4108      60000  SH          SOLE                   60000    0      0


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